Related-party Transactions	12 Months Ended
Dec. 31, 2020
Related-party Transactions
Related-party Transactions

Note 26. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Equity method investee of the Company
Viewsil Technology Limited (VST)	The subsidiary of Viewsil
Cheng Mei Materials Technology Corporation (CMMT)	Equity method investor of CMVT
Ningbo Cheng Mei Materials Technology Co., Ltd. (NBCMMT)	The subsidiary of CMMT

(b)	Significant transactions with related parties

(i)   Purchase and accounts payable

From acquisition date of CMVT to December 31, 2020, the purchase of raw materials from CMMT and NBCMMT were $663 thousand and $26 thousand, respectively.  As of December 31, 2020, the related payable resulting from the purchase of raw materials were $1,530 thousand and $38 thousand, respectively.

(ii)  The Company made an interest-free loan of $1,200 thousand and $1,200 thousand as of December 31, 2019 and 2020, respectively, to VST for its short-term funding needs.  The loan is repayable on demand and the Company expects it will be repaid in full during 2021.  The Company may consider providing further future loans to VST.

(iii)  In 2018, 2019 and 2020, Viewsil provided technical service on new source driver chip and integrated circuit module for the Company’s research activities for a fee of $2,200 thousand, $1,800 thousand and $1,400 thousand, respectively, which was charged to research and development expense. As of December 31, 2019 and 2020, the related payables resulting from the aforementioned transactions were $2,220 thousand and $2,480 thousand, respectively.

(iv)  From acquisition date of CMVT to December 31, 2020, the miscellaneous purchases from CMMT was $84 thousand. As of December 31, 2020, the related payables resulting from the miscellaneous purchases were $92 thousand.

(v)  In 2018, the Company purchased mask from VST for the Company’s research activities for a fee of $1,597 thousand and the related payable had been paid before December 31, 2019.

(c)	Compensation of key management personnel

For the years ended December 31, 2019 and 2020, the aggregate cash compensation that the Company paid to the independent directors was both $135 thousand. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Short-term employee benefits	$855	822	884
Post-employment benefits	7	7	9
Share-based compensation	41	14	41
	$903	843	934